Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	112 Months Ended	116 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 16, 2018	Sep. 28, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 04, 2015	Aug. 07, 2015	Mar. 31, 2015
C000162549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,153	$ 12,153	$ 12,153	$ 12,153	$ 12,153	$ 12,153	$ 12,153	$ 12,153	$ 11,552	$ 11,208	$ 11,809	$ 12,334	$ 11,669	$ 11,155			$ 10,688	$ 10,505	$ 10,271	$ 10,000
Average Annual Return, Percent	5.20%	0.81%				2.11%
C000033992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,385	$ 11,385	11,385	11,385	11,385	$ 11,385	11,385	$ 11,385	10,843	10,547	11,126	11,635	11,031	10,554			10,133	9,988	9,793			$ 9,625
Average Annual Return, Percent	1.06%	(0.13%)						1.31%
C000033992 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,828	$ 11,828	11,828	11,828	11,828	11,828	11,828	$ 11,828	11,265	10,958	11,559	12,088	11,461	10,965			10,528	10,377	10,175			10,000
Average Annual Return, Percent	5.00%	0.63%						1.69%
C000079556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,990	$ 11,990	11,990	11,990	11,990	11,990	11,990	$ 11,990	11,400	11,074	11,657	12,179	11,535	11,028			10,571	10,397	10,189			10,000
Average Annual Return, Percent	5.18%	0.78%						1.83%
C000033991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,883	$ 11,883	11,883	11,883	11,883	11,883	11,883	$ 11,883	11,309	10,995	11,592	12,120	11,487	10,986			10,543	10,388	10,180			10,000
Average Annual Return, Percent	5.07%	0.68%						1.74%
C000014635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 12,185	$ 12,185	12,185	12,185	12,185	12,185	12,185	$ 12,185	11,567	11,219	11,792	12,301	11,622	11,094			10,629	10,438	10,205			10,000
Average Annual Return, Percent	5.35%	0.95%						2.00%
C000202747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 11,707	$ 11,707	11,707	11,707	$ 11,707	11,707	11,707	$ 11,707	11,081	10,717	11,233	11,684	11,007	10,477		$ 10,000
Average Annual Return, Percent	5.65%	1.24%			2.45%
C000162566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,422	$ 12,422	12,422	12,422	$ 12,422	$ 12,422	12,422	12,422	11,713	11,194	11,130	11,322	10,871	10,682			10,372	10,267	10,072	10,000
Average Annual Return, Percent	6.05%	2.70%				2.35%
C000033274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,864	$ 11,864	11,864	11,864	11,864	$ 11,864	11,864	$ 11,864	11,217	10,744	10,705	10,910	10,508	10,337			10,069	9,985	9,826			9,750
Average Annual Return, Percent	3.12%	1.94%						1.72%
C000033274 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,168	$ 12,168	12,168	12,168	12,168	12,168	12,168	$ 12,168	11,504	11,019	10,979	11,189	10,778	10,603			10,327	10,241	10,078			10,000
Average Annual Return, Percent	5.77%	2.46%						1.98%
C000079571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 12,355	$ 12,355	12,355	12,355	12,355	12,355	12,355	$ 12,355	11,662	11,152	11,095	11,304	10,861	10,669			10,376	10,274	10,103			10,000
Average Annual Return, Percent	5.95%	2.61%						2.14%
C000033275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 12,234	$ 12,234	12,234	12,234	12,234	12,234	12,234	$ 12,234	11,559	11,076	11,018	11,237	10,808	10,627			10,345	10,253	10,093			10,000
Average Annual Return, Percent	5.85%	2.51%						2.04%
C000033276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 12,542	$ 12,542	12,542	12,542	12,542	12,542	12,542	$ 12,542	11,820	11,287	11,212	11,406	10,943	10,734			10,422	10,304	10,118			10,000
Average Annual Return, Percent	6.11%	2.77%						2.29%
C000202755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 12,155	$ 12,155	12,155	12,155	$ 12,155	12,155	12,155	$ 12,155	11,425	10,880	10,779	10,927	10,466	10,238		10,000
Average Annual Return, Percent	6.39%	3.04%			3.05%
C000162567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 15,932	$ 15,932	15,932	15,932	$ 15,932	$ 15,932	15,932	15,932	14,929	13,473	13,885	13,878	11,580	12,599			11,847	11,544	10,023	10,000
Average Annual Return, Percent	6.72%	6.59%				5.12%
C000033277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 14,318	$ 14,318	14,318	14,318	14,318	$ 14,318	14,318	$ 14,318	13,441	12,140	12,540	12,548	10,486	11,432			10,767	10,508	9,137			9,523
Average Annual Return, Percent	1.43%	5.39%						3.65%
C000033277 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 15,036	$ 15,036	15,036	15,036	15,036	15,036	15,036	$ 15,036	14,114	12,748	13,168	13,177	11,012	12,005			11,307	11,035	9,594			10,000
Average Annual Return, Percent	6.53%	6.43%						4.16%
C000079572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 15,257	$ 15,257	15,257	15,257	15,257	15,257	15,257	$ 15,257	14,283	12,881	13,290	13,287	11,096	12,072			11,345	11,061	9,613			10,000
Average Annual Return, Percent	6.82%	6.58%						4.32%
C000033278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 15,073	$ 15,073	15,073	15,073	15,073	15,073	15,073	$ 15,073	14,140	12,779	13,184	13,195	11,028	12,012			11,311	11,038	9,603			10,000
Average Annual Return, Percent	6.60%	6.45%						4.19%
C000033279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 15,453	$ 15,453	15,453	15,453	15,453	15,453	15,453	$ 15,453	14,460	13,021	13,416	13,393	11,167	12,133			11,384	11,082	9,616			10,000
Average Annual Return, Percent	6.86%	6.71%						4.45%
C000202756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 13,356	$ 13,356	13,356	13,356	$ 13,356	13,356	13,356	$ 13,356	12,454	11,173	11,472	11,414	9,485	10,269		10,000
Average Annual Return, Percent	7.25%	7.09%			4.55%
C000162569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 12,499	$ 12,499	12,499	12,499	$ 12,499	$ 12,499	12,499	12,499	11,842	11,411	12,036	12,510	11,611	11,246			10,761	10,551	10,246	10,000
Average Annual Return, Percent	5.55%	1.49%				2.42%
C000033283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,638	$ 11,638	11,638	11,638	11,638	$ 11,638	11,638	$ 11,638	11,052	10,676	11,286	11,750	10,932	10,624			10,183	10,007	9,745			9,625
Average Annual Return, Percent	1.35%	0.49%						1.53%
C000033283 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,091	$ 12,091	12,091	12,091	12,091	12,091	12,091	$ 12,091	11,483	11,092	11,725	12,208	11,358	11,038			10,580	10,397	10,125			10,000
Average Annual Return, Percent	5.30%	1.26%						1.92%
C000079574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 12,282	$ 12,282	12,282	12,282	12,282	12,282	12,282	$ 12,282	11,644	11,228	11,853	12,329	11,451	11,100			10,632	10,432	10,141			10,000
Average Annual Return, Percent	5.48%	1.41%						2.08%
C000033284 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 12,176	$ 12,176	12,176	12,176	12,176	12,176	12,176	$ 12,176	11,542	11,153	11,771	12,267	11,405	11,067			10,611	10,411	10,141			10,000
Average Annual Return, Percent	5.49%	1.32%						1.99%
C000033285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 12,482	$ 12,482	12,482	12,482	12,482	12,482	12,482	$ 12,482	11,802	11,376	11,978	12,440	11,537	11,167			10,680	10,463	10,156			10,000
Average Annual Return, Percent	5.76%	1.59%						2.24%
C000202758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 11,916	$ 11,916	11,916	11,916	$ 11,916	11,916	11,916	$ 11,916	11,234	10,796	11,333	11,736	10,852	10,482		10,000
Average Annual Return, Percent	6.07%	1.89%			2.73%
C000162570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,675	$ 11,675	11,675	11,675	$ 11,675	$ 11,675	11,675	11,675	11,573	11,251	11,244	11,889	11,184	10,950			10,372	10,120	10,185	10,000
Average Annual Return, Percent	0.88%	0.86%				1.67%
C000033286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,159	$ 11,159	11,159	11,159	11,159	$ 11,159	11,159	$ 11,159	11,086	10,787	10,812	11,445	10,779	10,575			10,038	9,822	9,911			9,696
Average Annual Return, Percent	(2.32%)	0.07%						1.10%
C000033286 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,509	$ 11,509	11,509	11,509	11,509	11,509	11,509	$ 11,509	11,434	11,125	11,151	11,804	11,117	10,906			10,353	10,130	10,222			10,000
Average Annual Return, Percent	0.65%	0.70%						1.42%
C000033287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,839	$ 11,839	11,839	11,839	11,839	11,839	11,839	$ 11,839	11,729	11,380	11,375	12,013	11,282	11,038			10,448	10,196	10,260			10,000
Average Annual Return, Percent	0.94%	0.97%						1.70%
C000162579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,433	$ 11,433	11,433	11,433	11,433	$ 11,433	11,433	$ 11,433	10,914	10,736	11,302	11,824	11,782	10,836			10,387	10,306	10,284	10,000
Average Annual Return, Percent	4.76%	(0.60%)				1.45%
C000079526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 10,660	$ 10,660	10,660	10,660	10,660	$ 10,660	10,660	$ 10,660	10,190	10,057	10,608	11,121	11,094	10,235			9,822	9,758	9,775			9,625
Average Annual Return, Percent	0.70%	(1.54%)						0.64%
C000079526 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,075	$ 11,075	11,075	11,075	11,075	11,075	11,075	$ 11,075	10,587	10,449	11,022	11,554	11,526	10,633			10,204	10,138	10,155			10,000
Average Annual Return, Percent	4.60%	(0.79%)						1.03%
C000079525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,265	$ 11,265	11,265	11,265	11,265	11,265	11,265	$ 11,265	10,748	10,590	11,153	11,675	11,628	10,710			10,259	10,184	10,184			10,000
Average Annual Return, Percent	4.81%	(0.63%)						1.20%
C000079524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,155	$ 11,155	11,155	11,155	11,155	11,155	11,155	$ 11,155	10,653	10,507	11,076	11,605	11,570	10,667			10,229	10,154	10,164			10,000
Average Annual Return, Percent	4.71%	(0.73%)						1.10%
C000079523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,435	$ 11,435	11,435	11,435	11,435	11,435	11,435	$ 11,435	10,894	10,717	11,271	11,780	11,726	10,774			10,305	10,214	10,199			10,000
Average Annual Return, Percent	4.97%	(0.50%)						1.35%
C000202762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 11,170	$ 11,170	11,170	11,170	$ 11,170	11,170	11,170	$ 11,170	10,645	10,454	10,986	11,482	11,407	10,469		10,000
Average Annual Return, Percent	4.93%	(0.42%)			1.72%
C000162598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,911	$ 11,911	11,911	11,911	$ 11,911	$ 11,911	11,911	11,911	11,310	11,030	11,683	12,186	11,611	11,096			10,629	10,412	10,240	10,000
Average Annual Return, Percent	5.31%	0.51%				1.89%
C000117723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,126	$ 11,126	11,126	11,126	11,126	$ 11,126	11,126	$ 11,126	10,603	10,360	10,996	11,493	10,960	10,502			10,081	9,896	9,744			9,622
Average Annual Return, Percent	0.97%	(0.47%)						1.07%
C000117723 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,563	$ 11,563	11,563	11,563	11,563	11,563	11,563	$ 11,563	11,019	10,766	11,428	11,944	11,390	10,914			10,477	10,284	10,126			10,000
Average Annual Return, Percent	4.93%	0.30%						1.46%
C000117722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,697	$ 11,697	11,697	11,697	11,697	11,697	11,697	$ 11,697	11,130	10,867	11,524	12,033	11,476	10,975			10,525	10,319	10,139			10,000
Average Annual Return, Percent	5.10%	0.38%						1.58%
C000117724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,602	$ 11,602	11,602	11,602	11,602	11,602	11,602	$ 11,602	11,050	10,783	11,455	11,971	11,415	10,935			10,483	10,299	10,139			10,000
Average Annual Return, Percent	5.00%	0.33%						1.50%
C000117721 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,894	$ 11,894	11,894	11,894	11,894	11,894	11,894	$ 11,894	11,300	11,000	11,645	12,151	11,557	11,034			10,562	10,340	10,164			10,000
Average Annual Return, Percent	5.26%	0.58%						1.75%
C000162603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,613	$ 11,613	11,613	11,613	11,613	$ 11,613	11,613	$ 11,613	11,018	10,659	10,646	10,994	10,850	10,408			10,126	10,130	10,085	10,000
Average Annual Return, Percent	5.40%	1.37%				1.62%
C000158752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,077	$ 11,077	11,077	11,077	11,077	$ 11,077	$ 11,077	11,077	10,532	10,211	10,217	10,571	10,454	10,047			9,796	9,820	9,807		$ 9,747
Average Annual Return, Percent	2.60%	0.65%					1.07%
C000158752 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,365	$ 11,365	11,365	11,365	11,365	11,365	$ 11,365	11,365	10,806	10,477	10,482	10,846	10,726	10,308			10,051	10,076	10,062		10,000
Average Annual Return, Percent	5.18%	1.16%					1.33%
C000158751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,559	$ 11,559	11,559	11,559	11,559	11,559	$ 11,559	11,559	10,970	10,617	10,609	10,949	10,809	10,368			10,089	10,103	10,075		10,000
Average Annual Return, Percent	5.36%	1.35%					1.51%
C000158753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,468	$ 11,468	11,468	11,468	11,468	11,468	$ 11,468	11,468	10,881	10,552	10,553	10,900	10,770	10,341			10,073	10,088	10,069		10,000
Average Annual Return, Percent	5.39%	1.26%					1.43%
C000158750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,746	$ 11,746	11,746	11,746	11,746	11,746	$ 11,746	11,746	11,118	10,754	10,729	11,054	10,895	10,436			10,140	10,129	10,085		10,000
Average Annual Return, Percent	5.65%	1.52%					1.68%
C000202767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Account Value	$ 11,585	$ 11,585	11,585	11,585	$ 11,585	11,585	$ 11,585	11,585	10,958	10,591	10,558	10,867	10,700	10,236		10,000
Average Annual Return, Percent	5.73%	1.60%			2.29%
C000205815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,569	$ 11,569	11,569	$ 11,569	$ 11,569	11,569	11,569	11,569	11,050	10,693	11,227	11,662	10,773	10,466	$ 10,000
Average Annual Return, Percent	4.70%	1.44%		2.31%
C000205813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 10,971	$ 10,971	$ 10,971	$ 10,971	10,971	10,971	10,971	10,971	10,504	10,186	10,720	11,174	10,339	10,069	9,625
Average Annual Return, Percent	0.57%	0.42%	1.47%
C000205813 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,399	$ 11,399	$ 11,399	11,399	11,399	11,399	11,399	11,399	10,914	10,584	11,138	11,609	10,743	10,462	10,000
Average Annual Return, Percent	4.45%	1.19%	2.08%
C000205812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,507	$ 11,507	$ 11,507	$ 11,507	11,507	11,507	11,507	11,507	10,997	10,647	11,189	11,635	10,757	10,466	10,000
Average Annual Return, Percent	4.63%	1.36%		2.23%
C000205814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,481	$ 11,481	11,481	$ 11,481	11,481	11,481	11,481	11,481	10,983	10,643	11,187	11,644	10,755	10,465	10,000
Average Annual Return, Percent	4.53%	1.31%		2.19%
C000205811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,610	$ 11,610	11,610	$ 11,610	11,610	11,610	11,610	11,610	11,079	10,710	11,238	11,670	10,779	10,471	10,000
Average Annual Return, Percent	4.79%	1.50%		2.37%
C000205820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 11,934	$ 11,934	11,934	$ 11,934	11,934	11,934	11,934	11,934	11,263	10,798	10,760	11,016	10,303	10,193	10,000
Average Annual Return, Percent	5.95%	2.98%		2.81%
C000205818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Account Value	$ 11,448	$ 11,448	11,448	$ 11,448	11,448	11,448	11,448	11,448	10,837	10,416	10,398	10,669	10,002	9,928	9,747
Average Annual Return, Percent	2.95%	2.22%		2.15%
C000205818 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 11,746	$ 11,746	11,746	$ 11,746	11,746	11,746	11,746	11,746	11,119	10,686	10,668	10,946	10,262	10,187	10,000
Average Annual Return, Percent	5.64%	2.74%		2.56%
C000205817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Account Value	$ 11,844	$ 11,844	11,844	$ 11,844	11,844	11,844	11,844	11,844	11,193	10,744	10,716	10,984	10,288	10,193	10,000
Average Annual Return, Percent	5.82%	2.86%		2.69%
C000205819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Account Value	$ 11,773	$ 11,773	11,773	$ 11,773	11,773	11,773	11,773	11,773	11,137	10,701	10,683	10,958	10,274	10,190	10,000
Average Annual Return, Percent	5.71%	2.76%		2.60%
C000205816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 11,959	$ 11,959	11,959	$ 11,959	11,959	11,959	11,959	11,959	11,284	10,816	10,770	11,023	10,309	10,199	10,000
Average Annual Return, Percent	5.97%	3.01%		2.85%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,669	$ 11,669	$ 11,669	$ 11,669	$ 11,669	$ 11,669	$ 11,669	$ 11,669	11,126	10,940	11,490	11,987	11,903	10,927	10,000	10,000	10,458	10,334	10,288	10,000	10,000	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.81%	1.81%	1.72%	1.67%	1.62%	1.46%
Bloomberg U S Aggregate Bond C000033992 Index [Member]
Account Value [Line Items]
Account Value	$ 11,564	$ 11,564	$ 11,564	$ 11,564	$ 11,564	$ 11,564	$ 11,564	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000079556 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033991 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000014635 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000202747 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000033275 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000079571 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033276 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000202755 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000033274 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000079572 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000202756 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000033278 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033277 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033279 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000202758 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000079574 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033284 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033285Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000033283 Index [Member]
Account Value [Line Items]
Account Value	$ 11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,146	$ 12,146	12,146	12,146	12,146	$ 12,146	12,146	$ 12,146	12,000	11,636	11,606	12,149	11,515	11,088			10,521	10,249	10,233	10,000		10,000
Average Annual Return, Percent	1.22%	1.07%				2.11%		2.13%
Bloomberg Municipal Bond C000033286 Index [Member]
Account Value [Line Items]
Account Value	$ 12,341	$ 12,341	12,341	12,341	12,341	$ 12,341	12,341	$ 12,341	12,193	11,823	11,793	12,344	11,700	11,266			10,691	10,414	10,398
Bloomberg Municipal Bond C000033287 Index [Member]
Account Value [Line Items]
Account Value	12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,341	12,193	11,823	11,793	12,344	11,700	11,266			10,691	10,414	10,398
Bloomberg U S Aggregate Bond C000079523 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000079526 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000202762 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000079525 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000079524 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000117723 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000117722 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000117724 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000117721 Index [Member]
Account Value [Line Items]
Account Value	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,564	11,026	10,842	11,386	11,880	11,796	10,829			10,364	10,241	10,196
Bloomberg U S Aggregate Bond C000158753 Index [Member]
Account Value [Line Items]
Account Value	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,130	10,945	11,494	11,992	11,908	10,931			10,462	10,338	10,293
Bloomberg U S Aggregate Bond C000158750 Index [Member]
Account Value [Line Items]
Account Value	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,130	10,945	11,494	11,992	11,908	10,931			10,462	10,338	10,293
Bloomberg U S Aggregate Bond C000158752 Index [Member]
Account Value [Line Items]
Account Value	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,130	10,945	11,494	11,992	11,908	10,931			10,462	10,338	10,293
Bloomberg U S Aggregate Bond C000202767 Index [Member]
Account Value [Line Items]
Account Value	11,173	11,173	11,173	11,173	11,173	11,173	11,173	11,173	10,653	10,475	11,002	11,478	11,397	10,463
Bloomberg U S Aggregate Bond C000158751 Index [Member]
Account Value [Line Items]
Account Value	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,674	11,130	10,945	11,494	11,992	11,908	10,931			10,462	10,338	10,293
Bloomberg U S Aggregate Bond Index C000205813 [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond Index C000205812 [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205814 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205811 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205815 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205820 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205818 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205817 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205819 Index [Member]
Account Value [Line Items]
Account Value	11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S Aggregate Bond C000205816 Index [Member]
Account Value [Line Items]
Account Value	$ 11,213	11,213	11,213	11,213	11,213	11,213	11,213	11,213	10,692	10,513	11,041	11,520	11,438	10,500
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1‑3 Year Government/Credit Bond Index
Account Value	$ 11,531	$ 11,531	11,531	$ 11,531	$ 11,531	$ 11,531	$ 11,531	$ 11,531	10,919	10,551	10,523	10,838	10,670	10,208	10,000	10,000	10,183	10,159	10,087	10,000	$ 10,000	10,000
Average Annual Return, Percent	5.61%	1.56%		2.26%	2.26%	1.84%	1.78%	1.73%
Bloomberg U S 1 3 Year Government Credit Bond C000033275 Index [Member]
Account Value [Line Items]
Account Value	$ 11,871	$ 11,871	11,871	$ 11,871	$ 11,871	$ 11,871	$ 11,871	$ 11,871	11,241	10,862	10,833	11,158	10,985	10,509			10,200	10,176	10,104
Bloomberg U S 1 3 Year Government Credit Bond C000079571 Index [Member]
Account Value [Line Items]
Account Value	11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,241	10,862	10,833	11,158	10,985	10,509			10,200	10,176	10,104
Bloomberg U S 1 3 Year Government Credit Bond C000033276 Index [Member]
Account Value [Line Items]
Account Value	11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,241	10,862	10,833	11,158	10,985	10,509			10,200	10,176	10,104
Bloomberg U S 1 3 Year Government Credit Bond C000202755 Index [Member]
Account Value [Line Items]
Account Value	11,567	11,567	11,567	11,567	11,567	11,567	11,567	11,567	10,953	10,583	10,556	10,872	10,703	10,240
Bloomberg U S 1 3 Year Government Credit Bond C000162566 Index [Member]
Account Value [Line Items]
Account Value	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,222	10,843	10,815	11,139	10,966	10,491
Bloomberg U S 1 3 Year Government Credit Bond C000033274 Index [Member]
Account Value [Line Items]
Account Value	$ 11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,871	11,241	10,862	10,833	11,158	10,985	10,509			10,200	10,176	10,104
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Account Value	$ 16,392	$ 16,392	16,392	16,392	$ 16,392	$ 16,392	16,392	$ 16,392	15,366	13,955	14,383	14,455	11,949	12,645		$ 10,000	11,892	11,498	10,105	10,000		10,000
Average Annual Return, Percent	6.68%	6.53%			4.58%	5.44%		4.71%
ICE BofA BB B U S Cash Pay High Yield Constrained C000079572 Index [Member]
Account Value [Line Items]
Account Value	$ 15,839	$ 15,839	15,839	15,839	$ 15,839	$ 15,839	15,839	$ 15,839	14,847	13,484	13,898	13,967	11,545	12,218			11,491	11,110	9,764
ICE BofA BB B U S Cash Pay High Yield Constrained C000202756 Index [Member]
Account Value [Line Items]
Account Value	13,381	13,381	13,381	13,381	13,381	13,381	13,381	13,381	12,543	11,392	11,741	11,800	9,754	10,322
ICE BofA BB B U S Cash Pay High Yield Constrained C000033278 Index [Member]
Account Value [Line Items]
Account Value	15,839	15,839	15,839	15,839	15,839	15,839	15,839	15,839	14,847	13,484	13,898	13,967	11,545	12,218			11,491	11,110	9,764
ICE BofA BB B U S Cash Pay High Yield Constrained C000033277 Index [Member]
Account Value [Line Items]
Account Value	15,839	15,839	15,839	15,839	15,839	15,839	15,839	15,839	14,847	13,484	13,898	13,967	11,545	12,218			11,491	11,110	9,764
ICE BofA BB B U S Cash Pay High Yield Constrained C000033279 Index [Member]
Account Value [Line Items]
Account Value	$ 15,839	15,839	15,839	15,839	15,839	15,839	15,839	15,839	14,847	13,484	13,898	13,967	11,545	12,218			11,491	11,110	9,764
Bloomberg 10 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 10‑Year Municipal Bond Index
Account Value	$ 12,246	$ 12,246	12,246	12,246	12,246	$ 12,246	12,246	$ 12,246	12,188	11,904	11,628	12,213	11,582	11,137			10,475	10,239	10,263	$ 10,000		$ 10,000
Average Annual Return, Percent	0.48%	1.12%				2.20%		2.22%
Bloomberg 10 Year Municipal Bond C000033286 Index [Member]
Account Value [Line Items]
Account Value	$ 12,459	$ 12,459	12,459	12,459	12,459	$ 12,459	12,459	$ 12,459	12,400	12,111	11,830	12,425	11,783	11,330			10,657	10,417	10,442
Bloomberg 10 Year Municipal Bond C000033287 Index [Member]
Account Value [Line Items]
Account Value	12,459	12,459	12,459	12,459	12,459	12,459	12,459	12,459	12,400	12,111	11,830	12,425	11,783	11,330			10,657	10,417	10,442
Bloomberg U S 1 3 Year Government Credit Bond C000158753 Index [Member]
Account Value [Line Items]
Account Value	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,232	10,853	10,824	11,149	10,976	10,501			10,192	10,168	10,096
Bloomberg U S 1 3 Year Government Credit Bond C000162603 Index [Member]
Account Value [Line Items]
Account Value	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,851	11,222	10,843	10,815	11,139	10,966	10,491
Bloomberg U S 1 3 Year Government Credit Bond C000158750 Index [Member]
Account Value [Line Items]
Account Value	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,232	10,853	10,824	11,149	10,976	10,501			10,192	10,168	10,096
Bloomberg U S 1 3 Year Government Credit Bond C000158752 Index [Member]
Account Value [Line Items]
Account Value	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,232	10,853	10,824	11,149	10,976	10,501			10,192	10,168	10,096
Bloomberg U S 1 3 Year Government Credit Bond C000158751 Index [Member]
Account Value [Line Items]
Account Value	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,861	11,232	10,853	10,824	11,149	10,976	10,501			$ 10,192	$ 10,168	$ 10,096
Bloomberg U S 1 3 Year Government Credit Bond C000202767 Index [Member]
Account Value [Line Items]
Account Value	$ 11,567	11,567	11,567	11,567	11,567	11,567	11,567	11,567	10,953	10,583	10,556	10,872	10,703	10,240
Bloomberg MSCI U S Green Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Green Bond Index
Account Value	$ 11,715	$ 11,715	$ 11,715	$ 11,715	$ 11,715	$ 11,715	$ 11,715	$ 11,715	$ 11,113	$ 10,712	$ 11,171	$ 11,693	$ 11,268	$ 10,559	$ 10,000
Average Annual Return, Percent	5.42%	0.78%	2.52%	2.52%